LEASES - LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2020	$ 54,544
Year ending December 31, 2021	43,994
Year ending December 31, 2022	39,973
Year ending December 31, 2023	40,387
Year ending December 31, 2024	41,650
Over year ending December 31, 2024	65,274
Total minimum future fees to be received	$ 285,822